PARENT COMPANY INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of parent company information [Abstract]
Disclosure of detailed information about Condensed separate Statement of Financial Position [Text Block]
Condensed separate Statement of Financial Position

	December 31,
	2017		2016
Current Assets
Cash and cash equivalents	Ps.	35,478	Ps.	47,280
Held for trading securities		453		4,980
Accounts receivable from related parties		274,323		260,445
Other assets		513		17,759
Total current assets	Ps.	310,767	Ps.	330,464

Non current Assets
Investments in subsidiaries		18,589,623		17,529,893
Property plant and equipment		2,851		3,170
Total non current assets	Ps.	18,592,474	Ps.	17,533,063

Total assets	Ps.	18,903,241	Ps.	17,863,527

Current liabilities
Borrowings at amortized cost		290,101		370,349
Outstanding bonds at amortized cost		5,725		6,701
Accounts payable		440,318		430,279
Other non-financial liabilities		1,233		1,234
Total current liabilities	Ps.	737,377	Ps.	808,563

Long-term liabilities
Borrowings at amortized cost		253,503		365,605
Outstanding bonds		1,104,080		704,080
Deferred tax liabilities		33		-
Total non current liabilities	Ps.	1,357,616	Ps.	1,069,685

Total liabilities	Ps.	2,094,993	Ps.	1,878,248

Equity
Shareholders’ equity		16,808,248		15,985,279

Total liabilities and shareholders’ equity	Ps.	18,903,241	Ps.	17,863,527

Disclosure of detailed information about Condensed separate Statement of Income [Text Block]
Condensed separate Statement of Income	December 31, 2017		December 31, 2016		December 31, 2015

Operating revenue
Equity method income, net		2,005,155		2,330,814		2,331,965
Other revenue from ordinary activities		234,502		77,387		75,262
Total operating revenue	Ps.	2,239,657	Ps.	2,408,201	Ps.	2,407,227

Expenses, net
Administrative expenses		89,823		98,130		79,908
Other expenses		274		168		337
Gains (losses) from exchange differences		98		(1,085)		(29,760)
Operating income	Ps.	2,149,658	Ps.	2,308,818	Ps.	2,297,222

Financial expenses		133,171		125,585		68,512

Net income before taxes		2,016,487		2,183,233		2,228,710
Income tax expense		51,568		5,620		6,571
Net income	Ps.	1,964,919	Ps.	2,177,613	Ps.	2,222,139

Disclosure of detailed information about Condensed separate Cash flow [Text Block]
Condensed separate Cash flow	December 31, 2017		December 31, 2016		December 31, 2015

Net income	Ps.	1,964,919	Ps.	2,177,613	Ps.	2,222,139
Adjustments to reconcile net income to net cash used by operating activities		(867,042)		(1,726,296)		(1,470,593)
Net cash provided by operating activities		1,097,877		451,317		751,546
Net cash provided (used in) by investing activities		(8,830)		(55,374)		192,801
Net cash (used in) provided by financing activities		(1,100,849)		(360,827)		(974,642)
Increase (decrease) in cash and cash equivalents		(11,802)		35,116		(30,295)
Cash and cash equivalents at beginning of year		47,280		12,164		42,459
Cash and cash equivalents at end of year	Ps.	35,478	Ps.	47,280	Ps.	12,164

Disclosure of subsidiaries [text block]
Investment in subsidiaries as of December 31, 2017 and 2016 comprise the following:

	December 31, 2017			December 31, 2016
Subsidiary	Economic interest held by Grupo Aval	Book Value		Economic interest held by Grupo Aval	Book Value

Banco de Bogotá S.A.	68.74%	Ps.	11,000,669	68.74%	Ps.	10,331,548
Banco de Occidente S.A.	72.27%		3,174,228	72.27%		3,089,717
Banco Comercial AV Villas S.A.	79.87%		1,190,740	79.87%		1,139,881
Banco Popular S.A.	93.74%		2,710,218	93.74%		2,624,196
Corporación Financiera Colombiana S.A.	44.79%		504,962	44.49%		472,466
Sociedad Administradora de Fondos de Pensiones y Cesantías Porvenir S.A.	75.69%		401,341	75.69%		341,112
Grupo Aval Limited	100.00%		(315,227)	100.00%		(316,553)
Grupo Aval International Limited	100.00%		(77,308)	100.00%		(152,474)
		Ps.	18,589,623		Ps.	17,529,893

Disclosure of detailed information about Outstanding bonds [Text Block]
Bonds at December 31, 2017 and 2016 comprise the following:

					Amounts outstanding
Issuance date	Tranches		Maturity	Coupon rate	2017		2016

June, 2017	Ps.	100,000	June, 2020	IPC + 2.69%	Ps.	100,000	Ps.	-
June, 2017		300,000	June, 2042	IPC + 3.99%		300,000		-
November, 2016		93,000	November, 2026	IPC + 3.86%		93,000		93,000
November, 2016		207,000	November, 2036	IPC + 4.15%		207,000		207,000
December, 2009		279,560	December, 2019	IPC + 4.84%		279,560		279,560
December, 2009		124,520	December, 2024	IPC + 5.20%		124,520		124,520
Total Bonds	Ps.	1,104,080			Ps.	1,104,080	Ps.	704,080

Disclosure of detailed information about scheduled maturities of bonds [Text Block]	The scheduled maturities of bonds as of December 31, 2017 are as follows
Period	Amount
2019		279,560
2020 and thereafter		824,520
Total	Ps.	1,104,080